APPROPRIATED RESERVES - Retained earnings (Details) - COP ($) $ in Millions	Dec. 31, 2025		Jun. 09, 2025	Dec. 31, 2024
APPROPRIATED RESERVES
Total Appropriated reserves	$ 23,436,138	[1]		$ 22,575,837
Appropriation of net income
APPROPRIATED RESERVES
Total Appropriated reserves	11,491,577			12,700,961
Dividends reclassification	2,096			506
Other reserves
APPROPRIATED RESERVES
Total Appropriated reserves	11,025,979			9,874,876
Share repurchases
APPROPRIATED RESERVES
Total Appropriated reserves	$ 918,582		$ 1,350,000	$ 0

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.